SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
High Yield Bond Fund
Real Return Fund
Prime Obligation Fund
Multi-Strategy Alternative Fund
(each, a "Fund," and together, "the Funds")

Supplement dated October 3, 2014
to the Statement of Additional Information (the "SAI")
dated January 31, 2014, as previously supplemented on April 1, 2014, May 1, 2014,
May 29, 2014, July 14, 2014 and August 11, 2014

In the section titled "The Administrator and Transfer Agent", the information with respect to the Funds in the first chart under the sub-heading "Administration Fees" is hereby deleted and replaced with the following:

Fund	Administration Fee
Large Cap Fund	0.30%
Large Cap Value Fund	0.30%
Large Cap Growth Fund	0.30%
Tax-Managed Large Cap Fund	0.30%
Small Cap Fund	0.30%
Small Cap Value Fund	0.30%
Small Cap Growth Fund	0.30%
Tax-Managed Small/Mid Cap Fund	0.30%
Mid-Cap Fund	0.30%
U.S. Managed Volatility Fund	0.30%
Global Managed Volatility Fund	0.30%
Tax-Managed Managed Volatility Fund	0.30%
Real Estate Fund	0.30%
Enhanced Income Fund	0.30%
High Yield Bond Fund	0.30%
Real Return Fund	0.30%
Prime Obligation Fund	0.30%
Multi-Strategy Alternative Fund	0.30%

There are no other changes to the administration fee disclosure of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-899 (10/14)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(each, a "Fund," and together, "the Funds")

Supplement dated October 3, 2014
to the Statement of Additional Information (the "SAI")
dated January 31, 2014, as previously supplemented on April 1, 2014 and July 25, 2014

In the section titled "The Administrator and Transfer Agent", the first chart under the sub-heading "Administration Fees" is hereby deleted and replaced with the following:

Fund	Administration Fee
Multi-Asset Accumulation Fund	0.30%
Multi-Asset Income Fund	0.30%
Multi-Asset Inflation Managed Fund	0.30%
Multi-Asset Capital Stability Fund	0.30%

There are no other changes to the administration fee disclosure of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-900 (10/14)